Note 4 - Fair Value Measurements (Details) - Assets at Fair Value (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash equivalents	$ 27,342	$ 29,315	$ 44
Short-term investments	1,245	249	1,497
Restricted cash equivalents and short-term investments	800	1,000	1,000
Total assets at fair value	29,387	30,564	2,541
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash equivalents	27,342	29,315	44
Short-term investments	1,245	249	1,497
Restricted cash equivalents and short-term investments	800	1,000	1,000
Total assets at fair value	$ 29,387	$ 30,564	$ 2,541